Fair Value of Financial Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Fair Value Measurements on a Recurring Basis | Interest rate swap derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	$ 6.7	[1]	$ 10.6	[1]
Fair Value Measurements on a Recurring Basis | Forward currency purchase contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	10.8	[1]	6.9	[1]
Fair Value, Measurements, Nonrecurring | Impaired Hotel Properties Held And Used
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Property and equipment	5	[2]
Significant Other Observable Inputs (Level 2) | Fair Value Measurements on a Recurring Basis | Interest rate swap derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	6.7	[1]	10.6	[1]
Significant Other Observable Inputs (Level 2) | Fair Value Measurements on a Recurring Basis | Forward currency purchase contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	10.8	[1]	6.9	[1]
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Nonrecurring | Impaired Hotel Properties Held And Used
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Property and equipment	5	[2]
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Nonrecurring | Impaired Hotel Properties Sold
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Property and equipment	$ 6	[2]

[1]	These derivative contracts have been designated as hedging instruments.
[2]	The fair value measurements are as of the measurement date of the impairment and may not reflect the book value as of December 31, 2011 and 2010, respectively.